COMMITMENTS (Narrative) (Details) - USD ($)	Feb. 28, 2021	Aug. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Corporate administration and consulting services per month plus goods and services tax	$ 3,500	$ 3,500